VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

Movements in the six months ended June 30, 2017 may be summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2016	1,635,011	(157,616)	1,477,395
Depreciation	—	(34,092)
Purchase of vessels and equipment	231	—
Disposal of vessels and equipment	—	—
Impairment loss	—	—
Transferred to assets held for sale	—	—
Transfers from Newbuildings	598,578	—
Balance at June 30, 2017	2,233,820	(191,708)	2,042,112

In the first quarter of 2017, the Company took delivery of two LR2 tanker newbuildings, the Front Antares and the Front Vega, two Suezmax newbuildings, the Front Clipper and the Front Classic as well as one VLCC the Front Duchess.

In April 2017, the Company took delivery of the Suezmax newbuilding Front Crystal and the LR2 newbuilding Front Sirius. In May 2017, the Company took delivery of the Suezmax newbuilding Front Coral. In June 2017, the Company took delivery of the Suezmax newbuilding Front Cosmos and the LR2 newbuilding Front Castor.